COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Columbia Variable Portfolio – Strategic Income Fund

(the “Fund”)

Supplement dated July 16, 2012 to

the Fund’s prospectus dated May 1, 2012

The Board of Trustees has approved a new expense cap arrangement for the Fund, which has an effective date of May 1, 2012. Accordingly, the Fund’s prospectus is revised and supplemented as follows:

Expense Reimbursement Arrangements.

•	The section of the Fund’s prospectus entitled “Management of the Fund – Primary Service Providers – Expense Reimbursement Arrangements” is deleted and replaced with the following:

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund) through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia Variable Portfolio – Strategic Income Fund
Class 1	0.71%
Class 2	0.96%

Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Costs associated with the reorganization of one or more funds into the Fund were allocated to the Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund’s shareholders during the first year following the reorganization.

Shareholders should retain this Supplement for future reference.

C-1522-1 A (7/12)

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Columbia Variable Portfolio – Select Large Cap Growth Fund

(the “Fund”)

Supplement dated July 16, 2012 to

the Fund’s prospectus dated May 1, 2012, as supplemented

The Board of Trustees has approved a new expense cap arrangement for the Fund, which has an effective date of May 1, 2012. Accordingly, the Fund’s prospectus is revised and supplemented as follows:

1.	Fees and Expenses of the Fund.

•

The section of the Fund’s prospectus entitled “Columbia Variable Portfolio – Select Large Cap Growth Fund – Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1 Shares	Class 2 Shares

Management fees(a)	0.77%	0.77%

Distribution and/or service (Rule 12b-1) fees	0.00%	0.25%

Other expenses(b)	1.33%	1.33%

Total annual Fund operating expenses	2.10%	2.35%

Fee waivers and/or reimbursements(c)	-1.31%	-1.31%

Total annual Fund operating expenses after fee waivers and/or reimbursements	0.79%	1.04%

(a)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(b)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
(c)

Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.79% for Class 1 and 1.04% for Class 2.

Example

	1 year	3 years	5 years	10 years

Class 1 Shares	$81	$531	$1,008	$2,327
Class 2 Shares	$106	$608	$1,136	$2,585

2.	Expense Reimbursement Arrangements.

•	The section of the Fund’s prospectus entitled “Management of the Fund – Primary Service Providers – Expense Reimbursement Arrangements” is deleted and replaced with the following:

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia Variable Portfolio – Select Large Cap Growth Fund
Class 1	0.79%
Class 2	1.04%

Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Shareholders should retain this Supplement for future reference.

C-1526-2 A (7/12)

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Columbia Variable Portfolio – Small Company Growth Fund

(the “Fund”)

Supplement dated July 16, 2012 to

the Fund’s prospectus dated May 1, 2012

The Board of Trustees has approved a new expense cap arrangement for the Fund, which has an effective date of May 1, 2012. Accordingly, the Fund’s prospectus is revised and supplemented as follows:

1.	Fees and Expenses of the Fund.

•

The section of the Fund’s prospectus entitled “Columbia Variable Portfolio – Small Company Growth Fund – Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1 Shares	Class 2 Shares

Management fees(a)	0.87%	0.87%

Distribution and/or service (Rule 12b-1) fees	0.00%	0.25%

Other expenses(b)	0.34%	0.34%

Total annual Fund operating expenses	1.21%	1.46%

Fee waivers and/or reimbursements(c)	-0.23%	-0.23%

Total annual Fund operating expenses after fee waivers and/or reimbursements	0.98%	1.23%

(a)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(b)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
(c)

Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as any reorganization costs, transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.98% for Class 1 and 1.23% for Class 2.

Example

	1 year	3 years	5 years	10 years

Class 1 Shares	$100	$361	$643	$1,446
Class 2 Shares	$125	$439	$776	$1,727

2.	Expense Reimbursement Arrangements.

•	The section of the Fund’s prospectus entitled “Management of the Fund – Primary Service Providers – Expense Reimbursement Arrangements” is deleted and replaced with the following:

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia Variable Portfolio – Small Company Growth Fund
Class 1	0.98%
Class 2	1.23%

Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Shareholders should retain this Supplement for future reference.

C-1506-1 A (7/12)